Employee Benefit Plans - Assumptions Used in Determine Benefit Obligations and Net Periodic Post-Retirement Plan Expense (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Weighted average discount rate to determine benefit obligations	4.70%	3.70%	4.60%
Successor [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average discount rate to determine benefit obligations	4.70%	3.70%	4.60%
Weighted average discount rate to determine net costs	3.70%	4.60%	5.70%
Post-retirement Benefit Plans [Member] | Successor [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted average discount rate to determine benefit obligations	4.70%	3.80%	4.60%
Weighted average discount rate to determine net costs	3.80%	4.60%	5.70%